Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 46,998	$ 32,858
Federal funds sold	8,075	0
Cash and cash equivalents	55,073	32,858
Securities, available for sale at fair value	613,459	438,012
Securities, held to maturity at cost (fair value 2011: $199,857; 2010: $224,202)	196,635	227,576
Loans, held for sale	9,359	18,605
Loans receivable, net of allowance for loan losses (allowance 2011: $21,620; 2010: $21,618)	1,415,048	1,357,587
Restricted investments in bank stock	16,802	20,614
Premises and equipment, net	82,114	88,162
Other assets	32,729	51,058
Total assets	2,421,219	2,234,472
Deposits:
Noninterest-bearing	397,251	340,956
Interest-bearing	1,674,323	1,491,223
Total deposits	2,071,574	1,832,179
Short-term borrowing	65,000	140,475
Long-term debt	49,200	29,400
Other liabilities	15,425	27,067
Total liabilities	2,201,199	2,029,121
Stockholders' Equity:
Preferred stock - Series A noncumulative; $10.00 par value; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2011: 14,125,346; 2010: 13,748,384)	14,125	13,748
Surplus	156,184	151,545
Retained earnings	45,497	45,288
Accumulated other comprehensive income (loss)	3,814	(5,630)
Total stockholders' equity	220,020	205,351
Total liabilities and stockholders' equity	$ 2,421,219	$ 2,234,472